Cover	Jun. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002134694
Document Type	S-6
Entity Registrant Name	FT 13156
Document Period End Date	Jun. 26, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks current monthly income and capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in Funds which invest at least 80% of their assets in convertible securities and/or income-producing securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks. All of the Funds held by the Trust invest in convertible securities and all of the Funds also invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities typically issued by banking institutions and either convert into equity at a predetermined share price or are written down in value based on the specific terms of the individual security if a pre-specified trigger event occurs.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Closed-End Funds and ETFs were selected by our research department based on the following factors.

The Closed-End Funds are selected based on a number of factors including, but not limited to, the size and liquidity of the Closed-End Fund (prioritizing Closed-End Funds with higher average daily trading volumes), the premium or discount of the Closed-End Fund (generally excluding Closed-End Funds with a premium greater than 10%, Closed-End Funds with a lower premium or discount than what they have historically been trading at and Closed-End Funds with a premium or discount less favorable than those of its peer funds) and the current dividend yield of the Closed-End Fund (prioritizing those with the highest dividend yields). The Sponsor does not require specific credit quality, maturity, or duration policies when selecting the closed-end funds for the portfolio.

The ETFs are selected based on a number of factors, including, but not limited to the size and liquidity of the ETF (requiring a minimum market capitalization of $50,000,000) and the current dividend yield of the ETF (prioritizing those with the highest dividend yields). The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

All other factors being equal, the Sponsor will select the Closed-End Funds and ETFs with lower expense ratios, while attempting to limit the overlap of the securities held by the Closed-End Funds and ETFs.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to high-yield securities, investment grade securities and options through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.